36. INSURANCE COVERAGE	12 Months Ended
Dec. 31, 2017
Insurance Coverage
INSURANCE COVERAGE
36.	INSURANCE COVERAGE

The Company´s insurance policy considers the concentration and relevance of the risks identified in its risk management program. Thus, the contracted insurance coverage is adequate to the entity´s size, activities and for amounts considered reasonable for Management to cover any damages. The Company also follows the orientations provided by its advisors.

		12.31.17
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits	893.2
Carriage of goods	Coverage of goods in transit and in inventories	932.0
Civil responsability	Third party complaints	264.6

Each legal entity has its own coverages, which are not complementary.